Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Cash management advance line of credit	$ 40,000,000
Outstanding balance on line of credit	0	0
Repo advance line	80,000,000
Outstanding balances on Repo advance line	0
Advances from FHLB	37,726,000	40,261,000
Maturities from June 2014through January 2017, fixed rates, minimum	2.06%
Maturities from June 2014through January 2017, fixed rates, maximum	4.85%
Maturities from June 2014through January 2017, fixed rates, averaging	2.56%
Maturities, year from	2014
Maturities, year to	2017
Outstanding letters of credit with FHLB	23,300,000	23,600,000
FHLB borrowings collateralized by residential mortgage loans	91,540,000	95,792,000
FHLB maximum borrowing capacity	130,450,000
FHLB remaining borrowing capacity	$ 69,423,000